Condensed Financial Information of the Company - Condensed statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Condensed statements of comprehensive income
Net income	$ 34,296	¥ 245,368	¥ 245,936	¥ 258,827
Unrealized gain on available-for-sale investments, net of tax	(4,915)	(35,161)	23,319	13,295
Foreign currency translation adjustment	(921)	(6,591)	86,458
Comprehensive income attributable to OneSmart International Education Group Limited's shareholders	28,460	203,616	355,713	272,122
The Company | Reportable legal entities
Condensed statements of comprehensive income
Net income	34,296	245,368	245,936	258,827
Unrealized gain on available-for-sale investments, net of tax	(4,915)	(35,161)	23,319	13,295
Foreign currency translation adjustment	(921)	(6,591)	86,458
Comprehensive income attributable to OneSmart International Education Group Limited's shareholders	$ 28,460	¥ 203,616	¥ 355,713	¥ 272,122